Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accounts receivable	345,488	106,471	77,931
Less: Allowance for credit losses	(30,916)	(60,994)	(44,645)
Accounts receivable, net	314,572	45,477	33,286

Movements of allowance for credit losses are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Allowance for expected credit losses, beginning	—	30,916	22,629
Additions	30,916	30,078	22,016
Allowance for expected credit losses, ending	30,916	60,994	44,645